Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction
Income (loss) before income tax expense (benefit) by jurisdiction for the fiscal years ended March 31, 2020, 2021 and 2022 was as follows:

	2020	2021	2022
	(in millions)
Domestic income (loss)	¥89,440	¥575,101	¥(886,921)
Foreign income	343,780	1,033,241	828,194
Total	¥433,220	¥1,608,342	¥(58,727)

Details of Current and Deferred Income Tax Expense (Benefit)
The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2020, 2021 and 2022 was as follows:

	2020	2021	2022
	(in millions)
Current:
Domestic	¥28,128	¥95,183	¥243,993
Foreign	147,344	83,492	112,164
Total	175,472	178,675	356,157
Deferred:
Domestic	(18,949)	310,490	(308,214)
Foreign	(42,018)	(44,217)	(62,454)
Total	(60,967)	266,273	(370,668)
Income tax expense (benefit)	114,505	444,948	(14,511)
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(29,747)	1,146	(87,628)
Debt valuation adjustments	23,908	(36,792)	10,296
Derivatives qualifying for cash flow hedges	4,012	12,244	(4,968)
Defined benefit plans	(57,685)	139,883	19,039
Foreign currency translation adjustments	(20,693)	(3,368)	96,742
Total	(80,205)	113,113	33,481
Total	¥34,300	¥558,061	¥18,970

Reconciliation of Effective Income Tax Rate
A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2020, 2021 and 2022 is as follows:

	2020		2021	2022
Combined normal effective statutory tax rate	30.6%		30.6%	30.6%
Nondeductible expenses	1.2		0.3	(12.0)
Impairment of goodwill	26.1		2.4	—
Foreign tax credit and payments	(9.2)		(0.9)	28.7
Lower tax rates applicable to income of subsidiaries	(3.2)		(1.0)	30.8
Change in valuation allowance	7.9		(0.9)	(90.1)
Realization of previously unrecognized tax effects of subsidiaries	(19.8)	(1)	—	—
Nontaxable dividends received	(15.6)		(1.9)	85.1
Undistributed earnings of subsidiaries	3.6		—	(25.6)
Tax and interest expense for uncertainty in income taxes	—		(0.1)	(10.8)
Noncontrolling interest income (loss)	(0.1)		0.1	(0.7)
Effect of changes in tax laws	—		(0.1)	(2.4)
Expiration of loss carryforward	1.9		0.1	(7.0)
Other—net	3.0		(0.9)	(1.9)
Effective income tax rate	26.4%		27.7%	24.7%

Note:
(1)In October 2019, a wholly owned subsidiary of the MUFG Group was sold. The sale resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥85,588 million reduction of income tax expense and a 19.8% reduction in the effective tax rate for the fiscal year ended March 31, 2020
Components of Net Deferred Tax Assets	The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2021 and 2022 were as follows:

	2021	2022
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥462,369	¥462,303
Operating loss carryforwards	97,844	99,566
Loans	790	37
Accrued liabilities and other	300,942	309,017
Premises and equipment	117,322	124,419
Derivative financial instruments	69,039	154,237
Obligations under operating leases	132,443	106,864
Valuation allowance	(137,503)	(184,932)
Total deferred tax assets	1,043,246	1,071,511

	2021	2022
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	1,017,131	605,443
Intangible assets	70,575	69,276
Lease transactions	48,519	47,432
Defined benefit plans	81,282	102,998
Investments in subsidiaries and affiliates	338,713	506,829
Right-of-use assets of operating leases	100,260	77,274
Other	92,306	113,335
Total deferred tax liabilities	1,748,786	1,522,587
Net deferred tax assets (liabilities)	¥(705,540)	¥(451,076)

Operating Loss Carryforwards and Tax Credit Carryforwards	Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2023	¥4,881	¥458
2024	5,145	328
2025	84,109	188
2026	53,634	94
2027	543	151
2028	—	55
2029 and thereafter	24,022	45,367
No definite expiration date	40,263	7,421
Total	¥212,597	¥54,062

Roll-forward of Unrecognized Tax Benefits
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Balance at beginning of fiscal year	¥19,160	¥19,249	¥13,829
Gross amount of increases for current year’s tax positions	399	202	28
Gross amount of decreases for current year’s tax positions	—	(1,919)	—
Gross amount of increases for prior years’ tax positions	212	489	6,320
Gross amount of decreases for prior years’ tax positions	—	(2,329)	(183)
Net amount of changes relating to settlements with tax authorities	(81)	—	—
Decreases due to lapse of applicable statutes of limitations	(297)	(116)	(8)
Foreign exchange translation and other	(144)	(1,747)	1,808
Balance at end of fiscal year	¥19,249	¥13,829	¥21,794

Roll-forward of Interest and Penalties Recognized	The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Balance at beginning of fiscal year	¥3,056	¥2,612	¥2,417
Total interest and penalties in the consolidated statements of operations	(398)	(398)	156
Total cash settlements, foreign exchange translation and other	(46)	203	275
Balance at end of fiscal year	¥2,612	¥2,417	¥2,848

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions	The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2021 and forward
United States—Federal	2019 and forward
United States—California	2015 and forward
Indonesia	2018 and forward